Offerings - Offering: 1	Jan. 15, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	275,930
Proposed Maximum Offering Price per Unit | $ / shares	5.80
Maximum Aggregate Offering Price	$ 1,600,394
Fee Rate	0.01381%
Amount of Registration Fee	$ 221.11
Offering Note	The amount registered represents additional shares reserved for issuance pursuant to an evergreen increase under the Brand Engagement Network Inc. 2024 Long-Term Incentive Plan, as amended.The proposed maximum offering price per share and aggregate offering price are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, based on the closing sales price of the Common Stock on the Nasdaq Capital Market on January 14, 2026.Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional shares that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.